Pensions and other post-retirement benefit obligations	6 Months Ended
Sep. 30, 2018
Employee Benefits [Abstract]
Pensions and other post-retirement benefit obligations
Pensions and other post-retirement benefit obligations

	30 September 2018	31 March 2018
	£m	£m

Present value of funded obligations	(23,601)	(23,747)
Fair value of plan assets	24,307	23,858
	706	111
Present value of unfunded obligations	(318)	(307)
Other post-employment liabilities	(58)	(67)

Net asset/(liability)	330	(263)

Presented in consolidated statement of financial position:
Liabilities	(1,424)	(1,672)
Assets	1,754	1,409

Net asset/(liability)	330	(263)

Key actuarial assumptions	30 September 2018	31 March 2018
Discount rate - UK past service	2.85%	2.60%
Discount rate - US	4.25%	4.00%
Rate of increase in RPI - past service	3.25%	3.15%

The net pensions and other post-retirement benefit obligations position, as recorded under IAS19, at 30 September 2018 was an asset of £330m compared to a liability of £263m at 31 March 2018. The movement of £593m primarily reflects changes in actuarial assumptions resulting in a reduction in liabilities, asset performance being less than the discount rate, and employer contributions paid over the accounting period.

13. Pensions and other post-retirement benefit obligations (continued)

Changes in actuarial assumptions, primarily movements in discount rates, led to a reduction in liabilities of £703m (a decrease in UK and US liabilities of £359m and £344m respectively) which reflected increases in corporate bond yields in both the UK and US. A loss of £135m reflects returns on assets, primarily in the UK, being less than the discount rate. The net impact of actuarial gains and losses has been reflected within the consolidated statement of comprehensive income. Employer contributions of £242m were paid over the accounting period.

The pension surpluses in both the UK in relation to the National Grid UK Pension Scheme of £1,277m (31 March 2018: £1,105m) and the National Grid Electricity Group of the Electricity Supply Scheme of £209m (31 March 2018: £73m) and the Niagara Mohawk Plan in the US of £268m (31 March 2018: £231m) continue to be recognised as assets under IFRIC 14 as explained on page 146 of the Annual Report and Accounts.

The pension surplus at 30 September 2018 attributable to the UK pension plans do not reflect any accounting consequences that may be required as a result of guaranteed minimum pension equalisation. We will be considering the consequences of the recent Lloyds Banking Group judgement issued by the High Court in the coming months.